SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Research and development costs (Details) - CNY (¥)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Software developed for internal use
Research and development costs
Capitalized costs for the period	¥ 0	¥ 0	¥ 0